Employee Benefits - Summary of Gratuity Plans Amount Recognized in Group's Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Funded status	$ 2	$ 3
Prepaid gratuity benefit	6	7
Accrued gratuity	(4)	(4)
Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	184	172
Service cost	23	23
Interest expense	12	11
Remeasurements - Actuarial losses / (gains)	5	(9)
Transfer		4
Benefits paid	(18)	(17)
Translation differences	(11)
Benefit obligations at the end	195	184
Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	187	184
Interest Income	13	12
Remeasurements – Returns on plan assets excluding amounts included in interest income	1	2
Contributions	25	5
Benefits paid	(18)	(17)
Translation differences	(11)	1
Fair value of plan assets at the end	$ 197	$ 187